Principal activities	12 Months Ended
Dec. 31, 2019
General Information About Financial Statements [Abstract]
Principal Activities
On January 29, 2014, the Board of Directors of Fiat S.p.A. approved a proposed corporate reorganization resulting in the formation of Fiat Chrysler Automobiles N.V. and establishing Fiat Chrysler Automobiles N.V., organized in the Netherlands, as the parent of the Group with its principal executive offices located at 25 St. James's Street, London SW1A 1HA, United Kingdom. Fiat Chrysler Automobiles N.V. was incorporated as a public limited liability company (naamloze vennootschap) under the laws of the Netherlands on April 1, 2014 under the name Fiat Investments N.V.
On October 12, 2014, the cross-border legal merger of Fiat S.p.A. into its 100 percent owned direct subsidiary Fiat Investments N.V. (the “2014 Merger”) became effective. The 2014 Merger, which took the form of a reverse merger, resulted in Fiat Investments N.V. being the surviving entity and it was renamed Fiat Chrysler Automobiles N.V. (“FCA NV”).
Unless otherwise specified, the terms “Group”, “FCA Group”, “Company” and “FCA”, refer to FCA NV, together with its subsidiaries and its predecessor prior to the completion of the 2014 Merger, or any one or more of them, as the context may require. Any references to “Fiat” refer solely to Fiat S.p.A., the predecessor of FCA NV prior to the 2014 Merger.
The Group and its subsidiaries, of which the most significant is FCA US LLC (“FCA US”, formerly known as Chrysler Group LLC), together with its subsidiaries, are engaged in the design, engineering, manufacturing, distribution and sale of automobiles and light commercial vehicles, engines, transmission systems, metallurgical products and production systems. In addition, the Group is also involved in certain other activities, including (mainly captive) services, which represent an insignificant portion of the Group's business. Refer to Note 3, Scope of consolidation for information on the presentation of Magneti Marelli as a discontinued operation.
FCA has filed a list of subsidiaries and associated companies, prepared in accordance with Sections 379 and 414, Book 2, Dutch Civil Code, at the Dutch trade register of Amsterdam.
All references in this report to “Euro” and “€” refer to the currency introduced at the start of the third stage of European Economic and Monetary Union pursuant to the Treaty on the Functioning of the European Union, as amended. The Group’s financial information is presented in Euro. All references to “U.S. Dollars”, “U.S. Dollar”, “U.S.$” and “$” refer to the currency of the United States of America (“U.S.”).